Note 14 - Earnings Per Share - Summary of Earnings Per Share (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net income (loss) attributable to common shareholders	$ 333,984	$ (1,647,272)	$ (4,388,446)	$ (5,312,123)
Weighted average common shares outstanding - basic and diluted (in shares)	5,123,735	4,845,851	4,942,182	4,831,346	4,835,389	4,262,184
Net loss per common share - basic and diluted (in dollars per share)	$ 0.07	$ (0.34)	$ (0.89)	$ (1.1)	$ (2.51)	$ (1.61)
Weighted average common shares outstanding - diluted (in shares)	8,066,577	4,845,851	4,942,182	4,831,346
Net income (loss) per common share - diluted (in dollars per share)	$ 0.04	$ (0.34)	$ (0.89)	$ (1.1)
Approximation [Member]
Weighted average common shares outstanding - diluted (in shares)	6,481,158	4,845,851	4,942,182	4,831,346
Net income (loss) per common share - diluted (in dollars per share)	$ 0.05	$ (0.34)	$ (0.89)	$ (1.1)